DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.6%
Communication Services
— 0.8%
Frontier Communications
Parent, Inc. *
861 29,972
Nexstar Media Group, Inc.
119 20,300
ZoomInfo Technologies, Inc. *
1,095 11,979
(Cost $59,263)
62,251
Consumer Discretionary
— 14.7%
Aramark
1,028 41,829
Autoliv, Inc.
295 29,240
AutoNation, Inc. *
103 18,426
Boyd Gaming Corp.
276 20,383
Brunswick Corp.
255 20,530
Burlington Stores, Inc. *
247 69,624
Capri Holdings Ltd. *
458 10,722
Carter's, Inc.
137 7,476
Choice Hotels International, Inc.
92 13,914
Churchill Downs, Inc. *
287 40,786
Dick's Sporting Goods, Inc.
227 47,043
Floor & Decor Holdings, Inc.,
Class A *
416 46,679
Gap, Inc.
889 21,558
Goodyear Tire & Rubber Co. *
1,110 11,921
Grand Canyon Education, Inc. *
112 18,434
H&R Block, Inc.
553 32,782
Harley-Davidson, Inc.
469 15,772
Hyatt Hotels Corp., Class A
176 27,797
KB Home
280 23,167
Lear Corp.
219 21,427
Lithia Motors, Inc.
105 40,625
Macy's, Inc.
1,072 17,409
Marriott Vacations Worldwide
Corp.
123 12,208
Nordstrom, Inc.
400 9,084
Penske Automotive Group, Inc.
71 11,824
Planet Fitness, Inc., Class A *
334 33,250
Polaris, Inc.
199 13,731
PVH Corp.
221 23,950
Service Corp. International
576 51,028
Taylor Morrison Home Corp. *
407 30,065
Tempur Sealy International, Inc.
686 38,402
Texas Roadhouse, Inc.
258 52,960
Thor Industries, Inc.
208 23,213
Toll Brothers, Inc.
404 66,729
TopBuild Corp. *
118 46,096
Travel + Leisure Co.
268 14,973
Under Armour, Inc., Class A *
698 6,778
Under Armour, Inc., Class C *
552 4,841
Valvoline, Inc. *
504 20,014
Visteon Corp. *
103 9,617
Number
of Shares Value $
Wendy's Co.
682 12,522
Whirlpool Corp.
219 24,401
Williams-Sonoma, Inc.
502 86,354
Wyndham Hotels & Resorts, Inc.
307 30,141
(Cost $1,049,453)
1,219,725
Consumer Staples — 3.7%
BJ's Wholesale Club Holdings,
Inc. *
520 50,076
Coty, Inc., Class A *
1,382 10,213
Darling Ingredients, Inc. *
621 25,169
elf Beauty, Inc. *
222 28,753
Ingredion, Inc.
258 38,014
Pilgrim's Pride Corp. *
148 7,638
Post Holdings, Inc. *
187 22,530
Sprouts Farmers Market, Inc. *
390 60,247
US Foods Holding Corp. *
962 67,119
(Cost $248,505)
309,759
Energy — 4.9%
Antero Midstream Corp.
1,332 21,272
Antero Resources Corp. *
1,135 37,103
Civitas Resources, Inc.
354 18,366
CNX Resources Corp. *
596 24,150
DT Midstream, Inc.
374 39,689
Expand Energy Corp.
806 79,762
HF Sinclair Corp.
638 26,113
Murphy Oil Corp.
558 18,118
NOV, Inc.
1,516 24,286
Ovintiv, Inc.
1,033 46,919
Range Resources Corp.
962 34,382
Valaris Ltd. *
265 12,240
Weatherford International PLC
288 23,703
(Cost $390,782)
406,103
Financials — 18.9%
Affiliated Managers Group, Inc.
117 21,942
Ally Financial, Inc.
1,077 43,058
Annaly Capital Management,
Inc. REIT
1,970 39,262
Associated Banc-Corp.
640 17,082
Bank OZK
416 20,788
Brighthouse Financial, Inc. *
236 12,336
Cadence Bank
715 27,306
CNO Financial Group, Inc.
405 16,159
Columbia Banking System, Inc.
829 25,707
Commerce Bancshares, Inc.
459 33,851
Cullen/Frost Bankers, Inc.
252 35,436
East West Bancorp, Inc.
537 58,898
Equitable Holdings, Inc.
1,260 60,770
Essent Group Ltd.
425 24,557
Euronet Worldwide, Inc. *
163 17,136
Evercore, Inc., Class A
142 43,722
Federated Hermes, Inc.
302 12,910

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Fidelity National Financial, Inc.
1,021 64,721
First American Financial Corp.
401 28,130
First Horizon Corp.
2,108 44,542
Flagstar Financial, Inc.
1,175 14,065
FNB Corp.
1,408 24,147
Glacier Bancorp, Inc.
440 25,472
Hanover Insurance Group, Inc.
142 23,431
Janus Henderson Group PLC
505 22,866
Jefferies Financial Group, Inc.
631 49,937
MGIC Investment Corp.
1,008 26,470
Old National Bancorp.
1,258 29,135
Pinnacle Financial Partners, Inc.
295 37,497
Primerica, Inc.
133 40,266
Reinsurance Group of America,
Inc.
262 59,841
RenaissanceRe Holdings Ltd.
203 58,088
RLI Corp.
165 29,024
SEI Investments Co.
385 31,813
Selective Insurance Group, Inc.
236 24,093
SLM Corp.
825 22,589
Starwood Property Trust, Inc.
REIT
1,220 24,851
Stifel Financial Corp.
401 46,436
Synovus Financial Corp.
570 32,530
Texas Capital Bancshares, Inc. *
174 15,390
UMB Financial Corp.
177 22,212
Unum Group
670 51,523
Valley National Bancorp
1,837 19,546
Voya Financial, Inc.
381 31,623
Webster Financial Corp.
683 42,196
Western Union Co.
1,296 14,269
WEX, Inc. *
162 30,563
Wintrust Financial Corp.
263 36,297
Zions Bancorp NA
573 34,678
(Cost $1,268,851)
1,569,161
Health Care — 6.6%
Acadia Healthcare Co., Inc. *
370 15,033
Amedisys, Inc. *
132 12,066
Cytokinetics, Inc. *
460 23,856
Doximity, Inc., Class A *
483 25,599
Encompass Health Corp.
396 40,764
Enovis Corp. *
221 10,787
Envista Holdings Corp. *
671 14,957
Exelixis, Inc. *
1,121 40,872
Haemonetics Corp. *
199 17,407
Halozyme Therapeutics, Inc. *
488 23,522
HealthEquity, Inc. *
345 35,031
Jazz Pharmaceuticals PLC *
243 29,546
Lantheus Holdings, Inc. *
276 24,638
LivaNova PLC *
213 11,182
Neogen Corp. *
797 11,301
Number
of Shares Value $
Neurocrine Biosciences, Inc. *
396 50,193
Option Care Health, Inc. *
654 15,565
Repligen Corp. *
201 30,259
Tenet Healthcare Corp. *
376 53,648
United Therapeutics Corp. *
173 64,095
(Cost $512,409)
550,321
Industrials — 21.7%
Acuity Brands, Inc.
120 38,483
Advanced Drainage Systems,
Inc.
275 37,205
AGCO Corp.
241 24,392
Avis Budget Group, Inc.
69 7,526
Brink's Co.
177 17,118
Carlisle Cos., Inc.
182 83,119
Chart Industries, Inc. *
163 31,500
Clean Harbors, Inc. *
198 51,498
Comfort Systems USA, Inc.
139 68,564
Concentrix Corp.
191 8,585
Crane Co.
188 34,231
Donaldson Co., Inc.
476 37,152
EMCOR Group, Inc.
185 94,372
EnerSys
159 15,369
Esab Corp.
221 28,527
ExlService Holdings, Inc. *
633 29,346
Flowserve Corp.
525 32,035
Fortune Brands Innovations, Inc.
483 37,819
FTI Consulting, Inc. *
139 28,150
GATX Corp.
139 22,818
Genpact Ltd.
644 29,727
GXO Logistics, Inc. *
463 28,164
Insperity, Inc.
142 11,197
ITT, Inc.
322 50,271
Kirby Corp. *
227 28,718
Knight-Swift Transportation
Holdings, Inc.
641 38,050
Landstar System, Inc.
139 25,843
Lennox International, Inc.
125 83,391
Lincoln Electric Holdings, Inc.
223 48,721
ManpowerGroup, Inc.
181 11,651
MasTec, Inc. *
243 35,007
Maximus, Inc.
238 17,731
MSA Safety, Inc.
154 26,767
MSC Industrial Direct Co., Inc.,
Class A
177 15,201
nVent Electric PLC
646 50,588
Owens Corning
342 70,322
Regal Rexnord Corp.
261 45,077
Ryder System, Inc.
168 28,365
Sensata Technologies Holding
PLC
587 18,866
Simpson Manufacturing Co., Inc.
164 30,898
Terex Corp.
263 14,410

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Tetra Tech, Inc.
1,042 43,253
Timken Co.
243 18,820
Toro Co.
411 35,790
Trex Co., Inc. *
430 32,263
Valmont Industries, Inc.
78 27,133
Watsco, Inc.
137 75,569
Watts Water Technologies, Inc.,
Class A
107 23,089
WESCO International, Inc.
177 37,448
XPO, Inc. *
455 69,346
(Cost $1,478,844)
1,799,485
Information Technology — 9.7%
Allegro MicroSystems, Inc. *
604 13,125
Amkor Technology, Inc.
444 11,739
Arrow Electronics, Inc. *
207 24,873
ASGN, Inc. *
174 15,930
Avnet, Inc.
354 19,367
Belden, Inc.
165 20,196
Blackbaud, Inc. *
155 13,011
Ciena Corp. *
559 38,973
Cirrus Logic, Inc. *
215 22,457
Coherent Corp. *
599 59,996
CommVault Systems, Inc. *
173 29,685
Dolby Laboratories, Inc., Class A
234 18,327
Dropbox, Inc., Class A *
948 26,222
Dynatrace, Inc. *
1,167 65,574
Kyndryl Holdings, Inc. *
925 32,107
Littelfuse, Inc.
95 23,433
Lumentum Holdings, Inc. *
270 23,482
MACOM Technology Solutions
Holdings, Inc. *
224 29,752
Manhattan Associates, Inc. *
239 68,220
Novanta, Inc. *
139 23,210
Onto Innovation, Inc. *
194 31,851
Power Integrations, Inc.
229 15,002
Pure Storage, Inc., Class A *
1,209 64,065
Rambus, Inc. *
416 24,049
Silicon Laboratories, Inc. *
125 13,831
Synaptics, Inc. *
157 12,598
Teradata Corp. *
361 11,155
Universal Display Corp.
172 28,297
Vontier Corp.
598 23,477
(Cost $720,731)
804,004
Materials — 7.7%
Alcoa Corp.
1,009 46,848
AptarGroup, Inc.
257 44,451
Arcadium Lithium PLC *
4,270 22,417
Ashland, Inc.
197 15,378
Avient Corp.
357 18,296
Axalta Coating Systems Ltd. *
845 34,189
Berry Global Group, Inc.
451 32,612
Number
of Shares Value $
Cabot Corp.
217 23,788
Cleveland-Cliffs, Inc. *
1,843 22,945
Commercial Metals Co.
451 27,822
Crown Holdings, Inc.
469 43,190
Eagle Materials, Inc.
133 41,086
Graphic Packaging Holding Co.
1,170 35,205
Greif, Inc., Class A
94 6,677
Louisiana-Pacific Corp.
248 29,314
Royal Gold, Inc.
260 38,028
RPM International, Inc.
502 69,668
Scotts Miracle-Gro Co.
172 13,259
Sonoco Products Co.
381 19,766
United States Steel Corp.
880 35,878
Westlake Corp.
133 17,077
(Cost $577,860)
637,894
Real Estate — 8.0%
Agree Realty Corp. REIT
389 29,875
American Homes 4 Rent, Class
A REIT
1,226 46,944
Brixmor Property Group, Inc.
REIT
1,160 34,881
COPT Defense Properties REIT
453 14,926
Cousins Properties, Inc. REIT
598 18,980
CubeSmart REIT
871 43,167
EastGroup Properties, Inc. REIT
189 32,548
Equity LifeStyle Properties, Inc.
REIT
727 51,857
Healthcare Realty Trust, Inc.
REIT
1,416 25,941
Jones Lang LaSalle, Inc. *
186 52,192
Kilroy Realty Corp. REIT
426 17,692
Kite Realty Group Trust REIT
860 23,710
NNN REIT, Inc. REIT
722 31,754
Omega Healthcare Investors,
Inc. REIT
1,008 40,935
Park Hotels & Resorts, Inc. REIT
828 12,875
PotlatchDeltic Corp. REIT
285 12,779
Rayonier, Inc. REIT
539 17,178
Rexford Industrial Realty, Inc.
REIT
863 36,315
Sabra Health Care REIT, Inc.
REIT
940 17,606
STAG Industrial, Inc. REIT
702 25,827
Vornado Realty Trust REIT
661 28,456
WP Carey, Inc. REIT
864 49,300
(Cost $617,795)
665,738
Utilities — 1.9%
Essential Utilities, Inc.
988 39,550
National Fuel Gas Co.
361 23,093
New Jersey Resources Corp.
389 20,065
ONE Gas, Inc.
223 17,387
Ormat Technologies, Inc.
213 17,385
Spire, Inc.
222 16,248

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Number
of Shares Value $
UGI Corp.
845 25,663
(Cost $151,227)
159,391
TOTAL COMMON STOCKS
(Cost $7,075,720)
8,183,832
EXCHANGE-TRADED FUNDS
— 0.5%
iShares ESG Screened S&P Mid-
Cap ETF
800 36,369
SPDR S&P MidCap 400 ETF
Trust
5 3,080
(Cost $36,101)
39,449
Number
of Shares Value $
CASH EQUIVALENTS — 0.8%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $64,506)
64,506 64,506
TOTAL INVESTMENTS — 99.9%
(Cost $7,176,327)
8,287,787
Other assets and liabilities,
net — 0.1%
9,765
NET ASSETS — 100.0%
8,297,552
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (a)(b)
11 — (11) (c) — — 3 — — —
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
28,664 100,433 (64,591) — — 571 — 64,506 64,506
28,675 100,433 (64,602) — — 574 — 64,506 64,506
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-mini S&P MidCap 400 Index Futures
USD 2 62,376 67,556 12/20/2024 5,180
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P MidCap 400 ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
MIDE-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,183,832 $ — $ — $ 8,183,832
Exchange-Traded Funds
39,449 — — 39,449
Short-Term Investments (a)
64,506 — — 64,506
Derivatives (b)
Futures Contracts
5,180 — — 5,180
TOTAL
$ 8,292,967 $ — $ — $ 8,292,967
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.